Equity - Schedule of share based compensation activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 10.05	$ 9.75
Number outstanding	535,737	639,420	611,130
Number exercisable at end	486,900
Exercise Price 138.45 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 138.45
Number outstanding	28,966
Weighted average remaining contractual life (in years)	8 years 7 months 13 days
Number exercisable at end	5,764
Exercise Price 16.65 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 16.65
Number outstanding	13,276
Weighted average remaining contractual life (in years)	7 years 25 days
Number exercisable at end	10,146
Exercise Price 13.95 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 13.95
Number outstanding	189
Weighted average remaining contractual life (in years)	7 years 4 months 9 days
Number exercisable at end	118
Exercise Price 9.60 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.6
Number outstanding	58,850
Weighted average remaining contractual life (in years)	7 years 6 months 14 days
Number exercisable at end	37,019
Exercise Price 9.30 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.3
Number outstanding	15,057
Weighted average remaining contractual life (in years)	6 years 1 month 9 days
Number exercisable at end	14,454
Exercise Price 7.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 7.05
Number outstanding	3,196
Weighted average remaining contractual life (in years)	5 years 1 month 2 days
Number exercisable at end	3,196
Exercise Price 2.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 2.1
Number outstanding	66,782
Weighted average remaining contractual life (in years)	4 years 3 days
Number exercisable at end	66,782
Exercise Price 1.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.05
Number outstanding	33,489
Weighted average remaining contractual life (in years)	5 years 14 days
Number exercisable at end	33,489
Exercise Price 0.90 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.9
Number outstanding	315,932
Weighted average remaining contractual life (in years)	3 years 7 months 20 days
Number exercisable at end	315,932